Materials, energy and consumables used - Other commitment (Details) R in Billions	12 Months Ended
	Jun. 30, 2026 ZAR (R) MWh MW GW	Jun. 30, 2025 ZAR (R)	Jun. 30, 2024 ZAR (R)
Purchase commitments
Generation capacity of renewable energy | GW	1.3
Battery energy storage of renewable energy | MWh	660
Operational renewable energy capacity	508
Additional generation capacity of renewable energy	450
Additional battery energy storage of renewable energy | MWh	660
Renewable energy projects that achieved commercial operation	435
Minimum
Purchase commitments
Remaining renewable energy contracts, term to be brought into operation	2 years
Maximum
Purchase commitments
Remaining renewable energy contracts, term to be brought into operation	3 years
Sasol Gas (Pty) Ltd
Purchase commitments
Purchase commitments | R	R 19	R 25	R 32
Oxygen supply agreements for Secunda Operations
Purchase commitments
Off-take agreements | R	R 195	R 210	R 211
Air Liquide
Purchase commitments
Agreement term (in years)	15 years